SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
RULE 23C-2 NOTICE OF INTENTION
TO REDEEM SECURITIES
OF
THE GABELLI EQUITY TRUST INC.
One Corporate Center
Rye, New York 10580-1422
(914) 921-5070
under the
Investment Company Act of 1940
Investment Company Act File No. 811-4700

(1)     Title of the class of securities of The Gabelli Equity Trust Inc. (the “Fund”) to be redeemed:
     7.20% Tax Advantaged Series B Cumulative Preferred Stock, par value of $.001 per share, liquidation preference of $25.00 per share (the “Series B Preferred Stock”).
(2)     The date on which the securities are to be called or redeemed:
     June 26, 2006.
(3)     The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:
     The shares of Series B Preferred Stock are to be redeemed pursuant to Article II, Sections 3(b) and 3(c) of the Fund’s Articles Supplementary creating and fixing the rights of the Series B Preferred Stock, the form of which was filed with the Securities and Exchange Commission on June 11, 2001 as Exhibit (a)3 to the Fund’s Registration Statement on Form N-2.
(4)     The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
     The Fund intends to redeem 25% (1,650,000 shares) of its outstanding shares of Series B Preferred Stock. The redemption will be made pro rata, subject to rounding to the nearest whole share, from each Preferred Shareholder in accordance with the respective number of shares held by each Preferred Shareholder on the redemption date of June 26, 2006.

SIGNATURE
     Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of Maryland, on this 23rd day of May 2006.

THE GABELLI EQUITY TRUST INC.
By:	/s/ Bruce N. Alpert
	Name:	Bruce N. Alpert
	Title:	President

One Corporate Center Rye, NY 10580-1422 Tel. (914) 921-5070 Fax (914) 921-5118 www.gabelli.com info@gabelli.com	The Gabelli Equity Trust Inc.
THE GABELLI EQUITY TRUST INC.
NOTICE OF REDEMPTION
7.20% TAX ADVANTAGED SERIES B CUMULATIVE PREFERRED STOCK
CUSIP # 362397408
     This notice hereby states that The Gabelli Equity Trust Inc. (the “Fund”) will redeem 25% (1,650,000 shares) of its then outstanding shares of 7.20% Tax Advantaged Series B Cumulative Preferred Stock, par value $.001 per share (the “Series B Preferred Stock”), on Monday, June 26, 2006 (the “Redemption Date”). The Series B Preferred Stock will be redeemed pursuant to and in accordance with Article II, Sections 3(b) and 3(c) of the Fund’s Articles Supplementary for its Series B Preferred Stock. All of such shares are to be redeemed from CUSIP # 362397408.
     Shareholders of the Series B Preferred Stock (the “Preferred Shareholders”) will receive $25.00 per share (the “Redemption Price”) for each share of Series B Preferred Stock redeemed, which is equal to the liquidation preference of the Series B Preferred Stock. Preferred Shareholders of record on June 19, 2006 will also receive the quarterly dividend of $0.45 per share of Series B Preferred Stock on the payable date of June 26, 2006. Since the Redemption Date and the payable date for the quarterly dividend are both June 26, 2006, no accumulated but unpaid dividends will be included as a component of the Redemption Price. Dividends on the Series B Preferred Stock to be redeemed will cease to accrue on the Redemption Date.
     The redemption will be made pro rata from each Preferred Shareholder in accordance with the respective number of shares held by each Preferred Shareholder on the Redemption Date. If the calculation of the number of shares of Series B Preferred Stock to be redeemed results in fractional shares, the number of shares will be rounded up if the fraction is 0.50 or higher and rounded down if the fraction is lower than 0.50.
     Payment of the Redemption Price will be made upon presentation and surrender of certificates representing the Series B Preferred Stock to Computershare Trust Company, N.A. during usual business hours at the addresses noted and in the manner specified in the Letter of Transmittal.
May 23, 2006

THE GABELLI EQUITY TRUST INC.
By:	Bruce N. Alpert
Title: President

GAB PrB Notice June 2006

One Corporate Center Rye, NY 10580-1422 Tel. (914) 921-5070 Fax (914) 921-5118 www.gabelli.com info@gabelli.com	The Gabelli Equity Trust Inc.

For information: Carter Austin (914) 921-5070
PRESS RELEASE

FOR IMMEDIATE RELEASE Rye, New York May 23, 2006	NYSE — GAB Pr B CUSIP — 362397408
THE GABELLI EQUITY TRUST INC. TO REDEEM
25% OF ITS 7.20% TAX ADVANTAGED SERIES B CUMULATIVE PREFERRED STOCK
     Rye, NY — The Gabelli Equity Trust Inc. (NYSE — GAB) (the “Fund”), as authorized by the Board of Directors, will redeem 25% (1,650,000 Shares) of its outstanding 7.20% Tax Advantaged Series B Cumulative Preferred Stock (the “Preferred Shares”). The redemption date is June 26, 2006 and the redemption price is $25.00 per Preferred Share, which is equal to the liquidation preference of the Preferred Shares. Preferred Shareholders of record on June 19, 2006 will receive the quarterly dividend of $0.45 per Preferred Share on the payable date of June 26, 2006. Since the redemption date and the payable date for the quarterly dividend are both June 26, 2006, no accumulated but unpaid dividends will be included as a component of the redemption price. The Preferred Shares are callable at any time at the liquidation preference of $25.00 per share plus accrued dividends following the expiration of the five-year call protection on June 20, 2006.
     The redemption will be made pro rata from each Preferred Shareholder based on the respective number of Preferred Shares held by each such holder on the redemption date. From and after the redemption date, the Preferred Shares to be redeemed will no longer be deemed outstanding, dividends will cease to accrue and all the rights of the Preferred Shareholders with respect to the Preferred Shares to be redeemed will cease, except the right to receive the redemption price. Shareholders of record will be mailed a redemption notice and letter of transmittal shortly. The redemption price will be paid only to shareholders of record who complete and sign the letter of transmittal and submit certificates for the number of Preferred Shares being redeemed. The paying agent for this redemption is Computershare Trust Company, N.A.
     The Board has also authorized the Fund to issue additional preferred stock in the future. The actual amount of capital to be raised, the dividend rate and the timing of any new offering will be determined at a later date. This announcement does not constitute an offering of any securities, which will be made only by means of a prospectus.
     The Preferred Shares, which trade on the New York Stock Exchange under the symbol “GAB Pr B”, are rated ‘Aaa’ by Moody’s Investor Services and have an annual dividend rate of $1.80 per share. The Preferred Shares pay distributions quarterly.
     The Gabelli Equity Trust Inc. is a non-diversified, closed-end management investment company with $1.9 billion in total assets whose primary investment objective is long-term growth of capital. The Fund is managed by Gabelli Funds, LLC, a subsidiary of GAMCO Investors, Inc. (NYSE:GBL), which is a publicly traded NYSE listed company.